Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

December 30, 2013

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	The Huntington Funds (“Registrant”), SEC File No. 811-05010

SEC Accession No. 0001193125-13-464791

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated December 6, 2013, to the Prospectus for the following Huntington Funds:

Huntington Income Generation Fund

Huntington World Income Fund

If you have any questions or would like further information, please contact me at (513) 366-3071.

Sincerely,

/s/ Jay S. Fitton

Jay S. Fitton
Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.